Investment Strategy - Goldman Sachs Municipal Income Completion Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes).The Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.The Fund may invest without limitation in Municipal Securities that, at the time of purchase, are non-investment grade (commonly referred to as “junk bonds”). Non-investment grade securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality. The Fund may purchase the securities of issuers that are in default.The Fund may, without limitation, use derivatives instead of buying and selling fixed income securities directly to manage duration, to gain exposure to individual securities or to gain exposure to a credit or asset-backed index. The Fund’s investments in derivatives may include futures contracts (including interest rate futures and treasury futures), options (including options on futures contracts, swaps, bonds, and indexes), and swaps (including credit default, index, total return, and interest rate swaps).The Fund may focus its investments in issuers within the same state or economic sector. The portfolio management team uses a multi-faceted approach when evaluating whether to add or maintain exposure to any individual position. A top-down approach is used to assess broad macro trends while a bottom-up analysis is used to determine relative value between individual securities. As part of the portfolio management team’s fundamental investment process, the team may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. In addition, individual securities will be considered for purchase or sale based on credit profile, risk, structure, pricing, and portfolio impact, as well as duration management, restructuring, opportunistic trading and tax loss harvesting. No one factor or consideration is determinative in the fundamental investment process.The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). In addition, the Fund may invest in securities of other investment companies (specifically, registered money market funds) to manage uninvested cash in the Fund.The Investment Adviser measures the Fund’s performance against the Bloomberg Municipal Bond 1-10 Year Blend Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes).